Supplementary Information on Oil, Natural Gas and Natural Gas Liquid Reserves (Unaudited) (Details) - Schedule of Proved Developed and Undeveloped Oil and Gas Reserve Quantities	12 Months Ended
Dec. 31, 2015 Boe bbl Mcf
Reserve Quantities [Line Items]
January 1, 2015 (in Barrels of Oil Equivalent) | Boe	0
December 31, 2015 (in Barrels of Oil Equivalent) | Boe	12,212,484
December 31, 2015 (in Barrels of Oil Equivalent) | Boe	7,224,210
December 31, 2015 (in Barrels of Oil Equivalent) | Boe	4,988,274
Beginning proved undeveloped reserves (in Barrels of Oil Equivalent) | Boe	0
Acquisition (in Barrels of Oil Equivalent) | Boe	12,240,327
Extensions, discoveries and other additions (in Barrels of Oil Equivalent) | Boe	0
Production (December 18 - December 31) (in Barrels of Oil Equivalent) | Boe	(27,843)
Acquisition (in Barrels of Oil Equivalent) | Boe	4,988,274
Oil [Member]
Reserve Quantities [Line Items]
January 1, 2015	0
December 31, 2015	9,067,315
December 31, 2015	5,602,387
December 31, 2015	3,464,928
Acquisition	9,089,252
Extensions, discoveries and other additions	0
Production (December 18 - December 31)	(21,937)
Natural Gas Liquids [Member]
Reserve Quantities [Line Items]
January 1, 2015	0
December 31, 2015	1,863,934
December 31, 2015	961,147
December 31, 2015	902,787
Acquisition	1,866,775
Extensions, discoveries and other additions	0
Production (December 18 - December 31)	(2,841)
Natural Gas [Member]
Reserve Quantities [Line Items]
January 1, 2015 | Mcf	0
December 31, 2015 | Mcf	7,687,410
December 31, 2015 | Mcf	3,964,052
December 31, 2015 | Mcf	3,723,358
Acquisition | Mcf	7,705,802
Extensions, discoveries and other additions | Mcf	0
Production (December 18 - December 31) | Mcf	(18,392)